Shareholder Report, Line Graph (Details) 191666_Defiance Quantum ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 04, 2018	Dec. 31, 2025
Defiance Quantum ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Defiance Quantum ETF NAV
Accumulated Value	$ 34,220	$ 22,710	$ 16,268	$ 22,773	$ 16,835	$ 11,855	$ 7,999	$ 10,000	$ 46,660
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	22,566	18,050	14,293	17,454	13,561	11,454	8,711	10,000	$ 26,601
BlueStar Quantum Computing and Machine Learning Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									BlueStar Quantum Computing and Machine Learning Index
Accumulated Value	$ 35,344	$ 23,319	$ 16,613	$ 23,193	$ 17,017	$ 11,915	$ 8,005	$ 10,000	$ 48,434